Leases - Disclosure of Right-Of-Use Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 27,513	$ 27,636
Ending balance	28,235	27,513
Discontinued operations
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	484
Ending balance		484
COST
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	79,198	77,363
Additions	5,484	4,732
Acquired through business combinations	14	7
Ending balance	82,053	79,198
COST | Discontinued operations
Reconciliation of changes in property, plant and equipment [abstract]
Discontinued operations		(631)
ACCUMULATED DEPRECIATION
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(51,685)	(49,727)
Ending balance	(53,818)	(51,685)
ACCUMULATED DEPRECIATION | Discontinued operations
Reconciliation of changes in property, plant and equipment [abstract]
Discontinued operations		(147)
Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	4,126	4,424
Ending balance	4,079	4,126
Right-of-use assets | COST
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	6,685	6,542
Additions	788	670
Transfers	(255)	(362)
Acquired through business combinations	12	4
Lease terminations	(53)	(30)
Impairment losses recognized in earnings	(6)	(10)
Ending balance	7,171	6,685
Right-of-use assets | COST | Discontinued operations
Reconciliation of changes in property, plant and equipment [abstract]
Discontinued operations		(129)
Right-of-use assets | ACCUMULATED DEPRECIATION
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(2,559)	(2,118)
Transfers	(133)	(199)
Lease terminations	(28)	(8)
Depreciation	694	671
Ending balance	(3,092)	(2,559)
Right-of-use assets | ACCUMULATED DEPRECIATION | Discontinued operations
Reconciliation of changes in property, plant and equipment [abstract]
Discontinued operations		(23)
Right-of-use assets | NETWORK INFRASTRUCTURE AND EQUIPMENT
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,217	2,308
Ending balance	1,686	2,217
Right-of-use assets | NETWORK INFRASTRUCTURE AND EQUIPMENT | COST
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3,690	3,609
Additions	574	470
Transfers	(977)	(360)
Acquired through business combinations	0	0
Lease terminations	(47)	(20)
Impairment losses recognized in earnings	0	(1)
Ending balance	3,240	3,690
Right-of-use assets | NETWORK INFRASTRUCTURE AND EQUIPMENT | COST | Discontinued operations
Reconciliation of changes in property, plant and equipment [abstract]
Discontinued operations		(8)
Right-of-use assets | NETWORK INFRASTRUCTURE AND EQUIPMENT | ACCUMULATED DEPRECIATION
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(1,473)	(1,301)
Transfers	(310)	(199)
Lease terminations	(28)	(2)
Depreciation	419	377
Ending balance	(1,554)	(1,473)
Right-of-use assets | NETWORK INFRASTRUCTURE AND EQUIPMENT | ACCUMULATED DEPRECIATION | Discontinued operations
Reconciliation of changes in property, plant and equipment [abstract]
Discontinued operations		(4)
Right-of-use assets | LAND AND BUILDINGS
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,909	2,116
Ending balance	2,393	1,909
Right-of-use assets | LAND AND BUILDINGS | COST
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,995	2,933
Additions	214	200
Transfers	722	(2)
Acquired through business combinations	12	4
Lease terminations	(6)	(10)
Impairment losses recognized in earnings	(6)	(9)
Ending balance	3,931	2,995
Right-of-use assets | LAND AND BUILDINGS | COST | Discontinued operations
Reconciliation of changes in property, plant and equipment [abstract]
Discontinued operations		(121)
Right-of-use assets | LAND AND BUILDINGS | ACCUMULATED DEPRECIATION
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(1,086)	(817)
Transfers	177	0
Lease terminations	0	(6)
Depreciation	275	294
Ending balance	$ (1,538)	(1,086)
Right-of-use assets | LAND AND BUILDINGS | ACCUMULATED DEPRECIATION | Discontinued operations
Reconciliation of changes in property, plant and equipment [abstract]
Discontinued operations		$ (19)